Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	Northern Institutional Funds
CIK	dei_EntityCentralIndexKey	0000710124
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
NORTHERN INSTITUTIONAL TREASURY PORTFOLIO | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NITXX
NORTHERN INSTITUTIONAL TREASURY PORTFOLIO | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTPXX
Treasury Instruments Portfolio | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTYXX
NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGXX
NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGCXX
NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGDXX
NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGSXX
NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCXX
NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSDXX
NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO | Siebert Williams Shank Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCGXX